Key Management Personnel Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Key Management Personnel Disclosures [Abstract]
Schedule of Total Remuneration Paid or Payable to the Directors and Senior Management

The total remuneration paid or payable to the directors and senior management of the Group during the year are as follows:

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Short-term employee benefits	286,887	281,731	423,187